Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

	HSBC		HSBC Holdings[1]
	2024	2023	2024	2023
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	16,998	17,009	—	—
– performance and other guarantees	92,723	94,277	7,327	7,723
– other contingent liabilities	298	636	—	—
At 31 Dec	110,019	111,922	7,327	7,723
Commitments:[2]
– documentary credits and short-term trade-related transactions	7,096	7,818	—	—
– forward asset purchases and forward deposits placed	61,017	78,535	—	—
– standby facilities, credit lines and other commitments to lend	793,465	810,797	—	—
At 31 Dec	861,578	897,150	—	—
1Guarantees by HSBC Holdings are in favour of other Group entities. These include contracts that provide protection against credit risk on a specified exposure but do not meet the definition of financial guarantees.
2Includes $619,367m of commitments at 31 December 2024 (31 December 2023: $661,015m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment